Segment Information - Revenue by Geographic Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 713,175	$ 226,771	$ 219,379
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	431,631	136,515	119,344
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	225,349	71,531	95,542
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	56,195	18,576	3,118
Australia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 0	$ 149	$ 1,375